Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2021
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2021 mainly includes the following:

Description	Limit 12/31/2021 (million euros)	Currency	Outstanding balance 12/31/2021 (million euros)	Arrangement date	Maturity date	Drawndown 2021 (million euros)	Repayment 2021 (million euros)
Telefónica, S.A.
Bilateral loan (1)	—	EUR	—	11/08/2019	06/14/2021	—	150
Bilateral loan (2)	—	EUR	—	03/26/2021	06/28/2021	200	200
Syndicated (3)	5,500	EUR	—	03/15/2018	03/15/2026	—	—
Bilateral loan (4)	—	EUR	—	12/04/2019	08/06/2021	—	200
Bilateral loan (5)	—	EUR	—	07/11/2019	08/16/2021	—	200
Credit (6)	—	GBP	—	05/23/2013	09/30/2021	—	116
Colombia Telecomunicaciones S.A. E.S.P.
Syndicated (7)	—	USD	—	03/18/2020	07/27/2021	—	210
Bilateral loan	—	COP	111	07/06/2021	03/19/2025	111	—
Telefónica Germany GmbH & Co. OHG
BEI Financing (Tranche 1)	—	EUR	300	12/18/2019	06/18/2029	300	—
BEI Financing (Tranche 2)	—	EUR	150	01/14/2020	07/14/2029	150	—
Syndicated (8)	750	EUR	—	12/17/2019	12/17/2026	—	—
T. Móviles Chile, S.A.
Syndicated	—	USD	—	04/15/2016	04/15/2021	—	—
Telxius Telecom, S.A.
Syndicated	300	EUR	162	12/01/2017	12/01/2024	—	36
Bilateral loan (9)	—	EUR	—	11/29/2019	08/31/2021	—	150

(1) On June 14, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in 2030.
(2) On June 28, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2022.
(3) On March 15, 2021, there was an extension of the syndicated loan for 5,500 millions euros, originally scheduled to mature in 2025.
(4) On August 6, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2027.
(5) On August 16, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2026.
(6) On September 30, 2021, there was an early repayment of the 100 million sterling pounds credit, originally scheduled to mature in 2023.
(7) On March 12, 2021, there was an early repayment for 100 million dollars, on May 12, 2021 12.5 million dollars, on June 28, 2021 for 53 million dollars, on July 8, 2021, for 53.5 million dollars and on July 27, 2021 for 31 million dollars.
(8) On November 16, 2021, there was a maturity extension of its 750 million euros syndicated loan signed on December 17, 2019 until 2026.
(9) On August 31, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in November 2021.
The main debentures and bonds issued by the Group in 2021 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Móviles Chile, S.A.
Bond	04/15/2021	03/01/2026	90,000	94	CLP	3.600%
Bond	11/18/2021	11/18/2031	500	441	USD	3.537%
The main financing transactions at December 31, 2021 and 2020 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2021	12/31/2020	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	—	USD	—	15	05/03/2011	07/30/2021
Structured Financing (*)	82	USD	72	162	02/22/2013	01/31/2023
Structured Financing (*)	100	USD	89	152	08/01/2013	10/31/2023
Structured Financing (*)	326	USD	288	338	12/11/2015	03/11/2026
Structured Financing (*)	221	EUR	221	281	12/11/2015	03/11/2026
Credit (1)	—	GBP	—	111	05/23/2013	09/30/2021
Bilateral loan (2)	—	EUR	—	200	07/11/2019	08/16/2021
Bilateral loan (3)	—	EUR	—	150	11/08/2019	06/14/2021
Bilateral loan (4)	—	EUR	—	200	12/04/2019	08/06/2021
Syndicated (5)	5,500	EUR	—	—	03/15/2018	03/15/2026
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	258	333	06/13/2016	06/13/2025
Syndicated (6)	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	—	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	—	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	117	175	02/25/2020	03/24/2025
Syndicated (7)	—	USD	—	204	03/18/2020	07/27/2021
Bilateral loan	—	COP	111	—	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated	300	EUR	162	197	12/01/2017	12/01/2024
Bilateral loan (8)	—	EUR	—	150	11/29/2019	08/31/2021
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	124	114	04/17/2020	09/29/2023
(1) On September 30, 2021, there was an early repayment of the credit for 100 million euros, originally scheduled to mature in 2023.
(2) On August 16, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2026.
(3) On June 14, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in 2030.
(4) On August 6, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2027.
(5) On march 15, 2021 there was an extension of the 5,500 million euros syndicated loan, originally scheduled to mature in 2025.
(6) On November 16, 2021, there was a maturity extension of its 750 million euros syndicated loan, signed on December 17, 2019, until 2026.
(7) On March 12, 2021 there was an early repayment for 100 million dollars, on May 12, 2021 12.5 million dollars, on June 28, 2021 53 million dollars, on July 8, 2021 53.5 million dollars and on July 27, 2021 31 million dollars.
(8) On August 31, 2021 there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in November 2021.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.